Quarterly Holdings Report
for
Fidelity Freedom® Blend Income Fund
December 31, 2021
FBF-YIN-NPRT3-0322
1.9892458.103
Domestic Equity Funds - 8.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	77,859	1,280,780
Fidelity Series Commodity Strategy Fund (a)	445,688	1,822,864
Fidelity Series Large Cap Growth Index Fund (a)	41,941	811,561
Fidelity Series Large Cap Stock Fund (a)	47,530	902,592
Fidelity Series Large Cap Value Index Fund (a)	111,019	1,727,451
Fidelity Series Small Cap Opportunities Fund (a)	28,981	432,397
Fidelity Series Value Discovery Fund (a)	38,568	639,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,639,027)		7,616,714

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	49,048	712,663
Fidelity Series Emerging Markets Fund (a)	51,276	538,913
Fidelity Series Emerging Markets Opportunities Fund (a)	240,522	5,055,776
Fidelity Series International Growth Fund (a)	84,027	1,606,600
Fidelity Series International Index Fund (a)	55,067	674,565
Fidelity Series International Small Cap Fund (a)	26,406	564,827
Fidelity Series International Value Fund (a)	143,912	1,607,500
Fidelity Series Overseas Fund (a)	111,552	1,606,343
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,228,309)		12,367,187

Bond Funds - 61.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	916,470	9,210,519
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	72,260	731,993
Fidelity Series Corporate Bond Fund (a)	678,478	7,470,043
Fidelity Series Emerging Markets Debt Fund (a)	52,595	477,036
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	16,896	159,500
Fidelity Series Floating Rate High Income Fund (a)	9,840	91,115
Fidelity Series Government Bond Index Fund (a)	940,828	9,953,965
Fidelity Series High Income Fund (a)	60,874	580,735
Fidelity Series Inflation-Protected Bond Index Fund (a)	428,193	4,530,281
Fidelity Series International Developed Markets Bond Index Fund (a)	178,878	1,758,375
Fidelity Series Investment Grade Bond Fund (a)	913,805	10,618,408
Fidelity Series Investment Grade Securitized Fund (a)	714,638	7,353,622
Fidelity Series Long-Term Treasury Bond Index Fund (a)	313,942	2,674,788
Fidelity Series Real Estate Income Fund (a)	29,415	345,038
TOTAL BOND FUNDS (Cost $55,336,802)		55,955,418

Short-Term Funds - 16.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	2,951,851	2,951,851
Fidelity Series Short-Term Credit Fund (a)	315,625	3,162,562
Fidelity Series Treasury Bill Index Fund (a)	885,543	8,855,433
TOTAL SHORT-TERM FUNDS (Cost $14,978,820)		14,969,846

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $88,182,958)	90,909,165
NET OTHER ASSETS (LIABILITIES) - 0.0%	539
NET ASSETS - 100.0%	90,909,704

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	49	100,323	100,372	-	-	-	-	0.0%
Total	49	100,323	100,372	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	9,478,247	252,282	59,895	(1,343)	(14,103)	9,210,519
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,764,403	1,039,481	6,333	(4,794)	11,865	731,993
Fidelity Series Blue Chip Growth Fund	892,970	982,768	528,334	258,309	(911)	(65,713)	1,280,780
Fidelity Series Canada Fund	317,176	453,451	111,020	15,443	(732)	53,788	712,663
Fidelity Series Commodity Strategy Fund	1,724,256	1,846,502	1,362,972	729,813	(146,115)	(238,807)	1,822,864
Fidelity Series Corporate Bond Fund	5,247,396	3,589,932	1,434,985	148,804	1,315	66,385	7,470,043
Fidelity Series Emerging Markets Debt Fund	339,733	238,846	97,202	14,987	(1,393)	(2,948)	477,036
Fidelity Series Emerging Markets Debt Local Currency Fund	113,537	84,599	27,528	6,172	(303)	(10,805)	159,500
Fidelity Series Emerging Markets Fund	444,602	332,742	181,468	17,782	(2,798)	(54,165)	538,913
Fidelity Series Emerging Markets Opportunities Fund	3,997,024	3,583,704	1,553,494	577,251	(26,739)	(944,719)	5,055,776
Fidelity Series Floating Rate High Income Fund	68,439	47,733	25,615	2,926	9	549	91,115
Fidelity Series Government Bond Index Fund	6,469,567	4,828,534	1,402,098	68,355	(10,252)	68,214	9,953,965
Fidelity Series Government Money Market Fund 0.08%	4,686,510	2,291,002	4,025,661	2,217	-	-	2,951,851
Fidelity Series High Income Fund	394,272	278,315	99,402	21,663	278	7,272	580,735
Fidelity Series Inflation-Protected Bond Index Fund	7,443,571	4,865,582	7,857,151	374,073	229,689	(151,410)	4,530,281
Fidelity Series International Developed Markets Bond Index Fund	-	1,818,620	51,067	1,130	(270)	(8,908)	1,758,375
Fidelity Series International Growth Fund	780,015	1,096,005	293,904	125,851	(2,063)	26,547	1,606,600
Fidelity Series International Index Fund	325,642	450,473	113,491	16,598	(658)	12,599	674,565
Fidelity Series International Small Cap Fund	281,307	375,839	87,358	65,839	(1,256)	(3,705)	564,827
Fidelity Series International Value Fund	779,121	1,146,714	327,933	78,949	(2,877)	12,475	1,607,500
Fidelity Series Investment Grade Bond Fund	7,180,846	5,035,590	1,635,011	161,099	1,688	35,295	10,618,408
Fidelity Series Investment Grade Securitized Fund	5,031,089	3,459,043	1,118,746	32,219	(972)	(16,792)	7,353,622
Fidelity Series Large Cap Growth Index Fund	563,503	427,695	327,249	24,839	13,276	134,336	811,561
Fidelity Series Large Cap Stock Fund	615,159	556,994	280,964	77,377	(277)	11,680	902,592
Fidelity Series Large Cap Value Index Fund	1,174,946	1,028,614	545,720	104,121	(595)	70,206	1,727,451
Fidelity Series Long-Term Treasury Bond Index Fund	1,699,334	1,495,082	687,160	44,469	(43,017)	210,549	2,674,788
Fidelity Series Overseas Fund	781,330	1,017,601	324,583	46,726	5,237	126,758	1,606,343
Fidelity Series Real Estate Income Fund	236,145	164,003	70,914	11,887	168	15,636	345,038
Fidelity Series Short-Term Credit Fund	2,311,484	2,003,701	1,103,697	45,625	(4,904)	(44,022)	3,162,562
Fidelity Series Small Cap Opportunities Fund	297,236	335,323	140,668	103,966	(4,151)	(55,343)	432,397
Fidelity Series Treasury Bill Index Fund	7,446,826	6,427,150	5,018,543	3,917	(3,011)	3,011	8,855,433
Fidelity Series Value Discovery Fund	434,135	389,500	198,435	52,337	72	13,797	639,069
	62,077,171	61,894,307	32,324,136	3,300,972	(7,699)	(730,478)	90,909,165

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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